Property and Equipment, Net - Summary of Property and Equipment (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 32,658	$ 19,965
Less: Accumulated depreciation and amortization	(9,259)	(3,686)
Property and equipment, net	23,399	16,279
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	732	533
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,590	8,040
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,442	4,545
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,894	$ 6,847